Capital commitments and contingent fees - Contingent fees (Details) - GBP (£)	Jun. 30, 2018	Jun. 30, 2017
Disclosure of contingent fee
Additional fees payable, first team squad	£ 58,170,000	£ 38,133,000
Additional fees payable, other	8,241,000	6,500,000
Additional fees payable	66,411,000	44,633,000
Probable effect of contingent assets	2,400,000	800,000
MUFC appearances/team success/new contract
Disclosure of contingent fee
Additional fees payable, first team squad	46,827,000	26,845,000
Additional fees payable, other	8,194,000	6,453,000
Additional fees payable	55,021,000	33,298,000
International appearances
Disclosure of contingent fee
Additional fees payable, first team squad	11,343,000	11,288,000
Additional fees payable, other	47,000	47,000
Additional fees payable	£ 11,390,000	£ 11,335,000